Unpaid Loss and Loss Adjustment Expense (Details) - USD ($) $ in Millions		3 Months Ended		9 Months Ended		12 Months Ended
	Jul. 01, 2020	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Liability for Unpaid Claims and Claims Adjustment Expense [Roll Forward]
Unpaid loss and LAE at beginning of period				$ 28.2	$ 13.1	$ 13.1	$ 2.1
Less: Reinsurance recoverable at beginning of period				18.5	11.3	11.3	2.0
Net unpaid loss and LAE at beginning of period				9.7	1.8	1.8	0.1
Add: Incurred loss and LAE, net of reinsurance, related to:
Current year				44.1	32.2	47.3	15.2
Prior years				1.3	(1.8)	(1.5)	0.0
Net losses and LAE incurred		$ 6.7	$ 12.6	45.4	30.4	45.8	15.2
Deduct: Paid loss and LAE, net of reinsurance, related to:
Current year				36.4	36.0	37.7	13.4
Prior years				11.0		0.2	0.1
Prior years					(12.0)
Total paid				47.4	24.0	37.9	13.5
Unpaid loss and LAE, gross of reinsurance recoverable, at end of period		7.7	8.2	7.7	8.2	9.7	1.8
Reinsurance recoverable at end of period		32.0	16.4	32.0	16.4	18.5	11.3
Unpaid loss and LAE, gross of reinsurance recoverable, at end of period		$ 39.7	$ 24.6	39.7	24.6	28.2	$ 13.1
Effects of Reinsurance [Line Items]
(Unfavorable) favorable development on net loss and LAE reserve				$ (1.3)	$ 1.8	$ 1.5
Proportional Reinsurance Contracts
Effects of Reinsurance [Line Items]
Percent of contracts subject to participation through reinsurance	75.00%
Ceded commission percentage	25.00%
Claims funding percentage	75.00%
Proportional Reinsurance Contracts, Tranche One
Effects of Reinsurance [Line Items]
Reinsurance contract, term	3 years
Proportional Reinsurance Contracts, Tranche Two
Effects of Reinsurance [Line Items]
Reinsurance contract, term	1 year
Non-Proportional Reinsurance Contracts
Effects of Reinsurance [Line Items]
Percent of contracts subject to participation through reinsurance	25.00%
Reinsurance contract, term	1 year